Cover Page Document	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	California Resources Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36478
Entity Tax Identification Number	46-5670947
Entity Address, Address Line One	1 World Trade Center
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90831
City Area Code	888
Local Phone Number	848-4754
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001609253
Amendment Flag	false